Share capital	12 Months Ended
Dec. 31, 2025
Share Capital
Share capital
15.	Share capital:

(a)	Authorized:

The authorized share capital of the Company consists of an unlimited number of Class A common shares and an unlimited number of Class A participating preferred shares. There are no Class A participating preferred shares outstanding.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 23

(b)	Issued:

	December 31, 2025		December 31, 2024
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of year:	53,618,357	$213,528	41,535,755	$209,296
Private placement	15,086,208	29,345	7,466,568	2,445
Issuance costs	-	(3,549)	329,899	(254)
Exercise of warrants	3,733,099	3,120	4,286,135	2,041
Balance, end of year:	72,437,664	$242,444	53,618,357	$213,528

During the fourth quarter of 2025, 1,243,000 warrants were exercised for consideration of $857 and issuance costs of $17 were recorded.

In September 2025, the Company received gross proceeds of $20,653 under the “bought deal” offering issuing a total of 9,584,100 Class A common shares at a price of C$3.00. The Company recorded issuance costs of $2,460, including 575,046 warrants. The warrants were valued at $577 using the Black-Scholes pricing model with the following main assumptions: share price – C$3.05, volatility – 80.67%, risk free rate – 4.5%, dividend 0%.

During the third quarter of 2025, 2,380,554 warrants were exercised for consideration of $2,188.

In May 2025, 109,545 warrants were exercised for consideration of $75 and issuance costs of $2 were recorded.

In February 2025, the Company closed a “bought deal” Listed Issuer Financing Exemption offering and concurrent private placement issuing a total of 5,502,108 Class A common shares at a price of C$2.25 for aggregate gross proceeds of $8,692. The Company recorded issuance costs of $1,070, including 330,126 warrants. The warrants were valued at $267 using the Black-Scholes pricing model with the following main assumptions: share price - C$2.01 - C$2.51, volatility – 75.95%- 76.58%, risk free rate – 4.5%, dividend 0%.

During the fourth quarter of 2024, 3,736,400 warrants were exercised for consideration of $1,785 and issuance costs of $15 were recorded.

During the third quarter of 2024, the Company completed a private placement resulting in the issuance of 7,346,568 Class A common shares at a price of C$0.45 per common share for aggregate gross proceeds of $2,408. The Company recorded issuance costs of $213, including 329,899 Class A common shares issued as finder’s fees. Also, 228,000 warrants were exercised for consideration of $101 during the quarter ended September 30, 2024.

During the first quarter of 2024, 321,735 warrants were exercised for consideration of $155.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 24

On January 4, 2024, the Company completed a private placement resulting in the issuance of 120,000 Units for aggregate consideration of $37. Each Unit had a purchase price of C$0.50 and consisted of one Class A common share of the Corporation and one Class A common share purchase warrant. Each warrant entitles the holder to purchase one Class A common share at a purchase price of US$0.60 per share for a period of two years from the issue date. The total consideration received was allocated to Share Capital and Warrants on a relative fair value basis. The fair value of the warrants was determined using the Black-Scholes pricing model based on the risk-free rate of 3.80%, average expected warrant life of 2 years, share price estimated volatility of 79% and expected dividend payments of Nil. The Company recorded non-cash issuance costs related to this award based on the fair value of the award at the date of the closing of $10, bringing the total costs of the issuance to $26.

(c)	Contributed surplus:

	December 31,	December 31,
	2025	2024

Balance, beginning of year	$28,009	$26,985
Share-based compensation	273	487
Issuance costs	-	103
Exercise of warrants	-	434
RSU and options surrenders	(1,780)	-

Balance, end of year	$26,502	$28,009

(d)	Earnings (loss) per share:

The following table summarizes the calculation of the weighted average number of basic and diluted common shares:

	2025	2024

Issued Common Shares at beginning of year	53,618,357	41,535,755

Effect of shares issued from private placement	7,167,164	3,404,435
Effect of shares issued from warrant exercises	1,012,939	1,022,776

Weighted average number of basic Common Shares	61,798,460	45,962,966

Effect of share options outstanding	-	388,722
Effect of RSUs outstanding	-	2,520,355
Effect of warrants outstanding	-	1,652,761

Weighted average number of diluted Common Shares	61,798,460	50,524,804

The calculation of earnings (loss) per share is based on the weighted average number of Class A common shares outstanding. Where the impact of the exercise of options or warrants is anti-dilutive, they are not included in the calculation of diluted loss per share.

For the year ended December 31, 2025, there were no outstanding share options (December 31, 2024 – 310,720), 3,672,415 RSUs (December 31, 2024 – 1,259,268) and 604,918 outstanding warrants (December 31, 2024 – 1,780,084) that were excluded from the diluted weighted average number of shares calculation as their effect would have been anti-dilutive.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 25

The average market value of the Company’s shares for purposes of calculating the dilutive effect of the share options and warrants was based on quoted market prices for the period during which the share options and warrants were outstanding.

(e)	Share option plan:

The Company established a share option plan to provide long-term incentives to attract, motivate, and retain certain key employees, officers, directors, and consultants providing services to the Company. The plan permitted granting options to purchase up to 10% of the outstanding Class A common shares of the Company. The share option plan was replaced by the Omnibus Incentive Plan at the Annual General Meeting on March 15, 2018 (see Note 15(f)), and all options issued and outstanding at that time will remain until such time they are exercised, expired, or forfeited. At December 31, 2025, no share options are issued and outstanding, and no additional options will be issued under this plan.

The following tables summarize information regarding share options outstanding:

	December 31, 2025		December 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	shares	exercise	shares	exercise
	under option	price (CDN)	under option	price (CDN)

Options outstanding, beginning of year	699,442	$0.72	794,443	$0.72
Expired	-	-	(95,001)	0.70
Surrender	(699,442)	0.72	-	-

Options outstanding, end of year	-	$-	699,442	$0.72

Options exercisable, end of year	-	$-	699,442	$0.72

During the twelve months ended December 31, 2025 and 2024, the Company recognized $Nil of non-cash compensation expense related to the share option plan. In May 2025, the Company settled all vested stock options through cash payments in lieu of issuing equity instruments. The total cash paid to employees for the surrender of vested awards was $779.

(f)	Omnibus Incentive Plan:

The Omnibus Incentive Plan (Omnibus Plan) was approved by the shareholders at the Annual General Meeting on March 15, 2018 and replaces the share option plan, the employee share compensation plan and the director’s share compensation plan, which provided for shares to be issued to employees and directors as compensation for services. The Omnibus Plan permits the issuance of options, stock appreciation rights, restricted share units and other share-based awards under one single plan.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 26

The maximum number of common shares reserved under the Omnibus Plan was 3,363,631. Any common shares reserved under the predecessor share option plan related to awards that expire or forfeit will be rolled into the Omnibus Plan. At the Annual General Meeting on June 29, 2021, shareholders approved replenishment of 997,253 Common Shares reserved for issuance under the Omnibus Plan. At the Annual General Meeting on June 29, 2023, shareholders approved replenishment of 1,300,000 Common Shares reserved for issuance under the Omnibus Plan, for a total reserve of 5,660,884. As of December 31, 2025, no share options (December 31, 2024 – 699,442) and 3,672,415 RSUs (December 31, 2024 – 3,779,623) are issued and outstanding. In addition, 872,183 Class A common shares were issued during 2018, 125,070 Class A common shares were issued during 2020, and 50,000 shares were issued during 2021 under the plan, leaving 941,216 awards remain available for future issuance.

The following tables summarize information regarding RSUs outstanding:

	December 31,	December 31,
	2025	2024
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of year	3,779,623	3,779,623
Issued	502,658	100,000
Forfeitures	-	(100,000)
Surrenders	(609,866)	-

RSUs outstanding, end of year	3,672,415	3,779,623

During the twelve months ended December 31, 2025, 502,658 RSUs were issued (twelve months ended December 31, 2024 – 100,000). During the twelve months ended December 31, 2025, the Company recognized $273 (twelve months ended December 31, 2024 – $398) of non-cash compensation expense related to the RSUs.

In May 2025, the Company settled 609,866 vested RSUs through cash payments in lieu of issuing equity instruments. The total cash paid to employees and directors for the surrender of vested awards was $1,001.

(g)	Share-based compensation expense:

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

For the twelve months ended December 31,	2025	2024

Employees	$123	$254
Directors and advisors	150	144
Non-cash compensation	$273	$398

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 27